TRADE AND OTHER PAYABLES (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accounts payable	$ 5,228	$ 4,252
Accounts payable	9,615	8,172
Accruals and other payables	4,387	3,920
Trade payables and accruals related to property, plant and equipment	1,124	173
MEXICO
IfrsStatementLineItems [Line Items]
Accounts payable	$ 3,423	$ 2,429